Financial Assets At Fair Value Through Other Comprehensive Income	12 Months Ended
Dec. 31, 2020
Financial assets at fair value through other comprehensive income [abstract]
Financial Assets At Fair Value Through Other Comprehensive Income
18. FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

		Group
	2020	2019
	£m	£m
Debt securities	8,929	9,691
Loans and advances to customers	21	56
	8,950	9,747
A significant portion of the debt securities are held in our eligible liquidity pool and consist mainly of government bonds and covered bonds. Detailed disclosures can be found in the 'Liquidity risk' section of the Risk review.